Derivative Liability (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Derivative Liability
Schedule of estimated fair values of the liabilities measured
	March 31,	December 31
	2025	2024
Expected term	0.21 – 1 year	0.29 years
Risk-free interest rate	4.02 – 4.30%	4.15%
Stock price at valuation date	0.89 – 1.20	$0.73
Expected average volatility	97.5 – 146.5	95.41%

December 31
2024
Expected term	0.29 years
Total Nodes	72
Risk-free interest rate	4.15%
Stock price at valuation date	$0.73
Adjusted stock price at valuation date	$7.30
Expected average volatility	95.41%

Summarizes the changes in the derivative liabilities
Fair Value Measurements Using Significant Observable Inputs (Level 3)
Balance - December 31, 2024	$1,055,233
Addition of new derivatives recognized as debt discounts	1,027,000
Loss on change in fair value of the derivative	804,767
Balance - March 31, 2025	$2,887,000

Fair Value Measurements Using Significant Observable Inputs (Level 3)

Balance - December 31, 2023	$-

Addition of new derivatives recognized as debt discounts	645,457
Addition of new derivatives recognized as loss on derivatives	409,776
Balance - December 31, 2024	$1,055,233